Equity settled share-based payments - 2020 Option Plan (Details) - The 2020 Option Plan	9 Months Ended
	Mar. 31, 2022 CNY (¥) USD ($)	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at the beginning | $	12,400,836
Number of options, exercised | $	(1,339,440)
Number of options, forfeited | $	(889,164)
Number of options, outstanding at the end | $	10,172,232
Number of options, exercisable at the end | $	2,332,314
Number of options, non-vested at the end | shares		7,839,918
Weighted-average exercise price, outstanding at the beginning (in dollars per share)		$ 0.036
Weighted-average exercise price, exercised (in dollars per share)		0.036
Weighted-average exercise price, forfeited (in dollars per share)		0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)		0.036
Weighted-average exercise price, exercisable at the end (in dollars per share)		0.036
Weighted-average exercise price, non-vested at the end (in dollars per share)		0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)		3.71
Weighted-average grant date fair value, exercised (in dollars per share)		3.70
Weighted-average grant date fair value, forfeited (in dollars per share)		4.32
Weighted-average grant date fair value, outstanding at the end (in dollars per share)		3.63
Weighted-average grant date fair value, exercisable at the end (in dollars per share)		3.30
Weighted-average grant date fair value, non-vested at the end (in dollars per share)		$ 3.73
Equity-settled share-based payment expenses | ¥	¥ 64,353,000		¥ 97,987,000